Guarantees, commitments, pledged assets and contingencies - Sources of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 808,264	$ 751,084
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	277,531	242,221
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Loans [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	96,886	105,577
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	139,671	105,061
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Other assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	40,974	31,583
Sources Of Pledged Assets And Collateral [Member] | Client assets [member]
Disclosure of financial assets [line items]
Collateral received and available for sale or re-pledging	539,344	539,630
Less: not sold or re-pledged	(8,611)	(30,767)
Net client assets pledged and collateral	$ 530,733	$ 508,863